Subsequent events	6 Months Ended
Mar. 31, 2025
Subsequent events
Subsequent events

Note 21 – Subsequent events

1.

On April 4, 2025, CN Energy Group. Inc. (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, securities in the form of one or more pre-paid purchases (the “Pre-Paid Purchases”) with an aggregate purchase amount of up to $20,000,000, for the purchase (the “Purchase Shares”) of Class A ordinary shares of the Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase.

Upon the initial closing under the Purchase Agreement, on April 8, 2025, the Company issued to the Investor an initial Pre-Paid Purchase in the principal amount of $3,230,000, with an original issue discount (the “OID”) of $210,000 and a transaction expense amount of $20,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be seven percent (7%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the annual rate of seven percent (7%). Additionally, the Company issued 1,597,444 Ordinary Shares to the Investor as a commitment fee.

Pursuant to the Purchase Agreement and a registration rights agreement entered into between the Company and the Investor, the Company agreed to file a registration statement with the Securities and Exchange Commission within 45 days from the initial closing, for registration of the resale of the Commitment Shares, Purchase Shares, and any other Ordinary Shares issuable pursuant to the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, and closing conditions. The Pre-Paid Purchases are unsecured, and the Investor has the right, but not the obligation, to purchase additional Ordinary Shares under the terms set forth in the Purchase Agreement.

2.

CN Energy had a 1-for-25 stock split of the Company’s Class A ordinary shares with no par value, effective at 12:01 a.m. Eastern Time on May 19, 2025 (the “Reverse Stock Split”). The Class A ordinary shares continued to be traded on the Nasdaq Capital Market on a split-adjusted basis beginning on May 19, 2025, under the Company’s existing trading symbol “CNEY” with the new CUSIP number G2181K204.

The Reverse Stock Split is primarily intended to increase the market price per share of the Company’s Class A ordinary shares to regain compliance with the minimum bid price required for continued listing on the Nasdaq Capital Market.

The Reverse Stock Split reduced the number of Class A ordinary shares issued and outstanding from approximately 75.28 million to approximately 3.01 million. No fractional shares would be issued in connection with the Reverse Stock Split. Any amount of fractional shares would be rounded up to the next nearest number at the participant level.

3.

On August 1, 2025, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Class A Purchase Agreement”) with certain investors (the “Class A Investors”), pursuant to which the Company issued to the Class A Investors an aggregate of 1,977,302 Class A ordinary shares, no par value, of the Company (the “Class A Ordinary Shares”), at a price per share of $2.30, for an aggregate purchase price of $4,547,800.00.

4.

On August 1, 2025, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Class B Purchase Agreement” and collectively with the Class B Purchase Agreement, the “Purchase Agreements”) with Weastfinace Group Inc., which is controlled by Xinyang Wang, a director of the Company (the “Class B Investor”), pursuant to which the Company issued to the Class B Investor an aggregate of 631,391 Class B ordinary shares, no par value, of the Company (the “Class B Ordinary Shares”), at a price per share of $2.30, for an aggregate purchase price of $1,452,200.